UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

June 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 96.3%

	Aerospace & Defense – 1.9%

3,020	Raytheon Company	$146,138
	Air Freight & Logistics – 2.0%

2,820	United Parcel Service, Inc., Class B	160,430
	Auto Components – 1.8%

5,320	Johnson Controls, Inc.	142,948
	Beverages – 0.7%

1,185	Coca-Cola Company	59,392
	Biotechnology – 1.1%

1,690	Amgen Inc., (2)	88,894
	Capital Markets – 0.6%

1,135	T. Rowe Price Group Inc.	50,383
	Chemicals – 1.6%

1,470	Celanese Corporation, Series A	36,618

2,350	Mosaic Company	91,603
	Total Chemicals	128,221
	Commercial Services & Supplies – 1.1%

1,351	Stericycle Inc., (2)	88,599
	Computers & Peripherals – 8.5%

1,958	Apple, Inc., (2)	492,494

1,559	Hewlett-Packard Company	67,474

3,682	Western Digital Corporation, (2)	111,049
	Total Computers & Peripherals	671,017
	Electric Utilities – 1.4%

2,887	Exelon Corporation	109,619
	Energy Equipment & Services – 3.0%

3,124	Cooper Cameron Corporation, (2)	101,592

2,504	FMC Technologies Inc., (2)	131,861
	Total Energy Equipment & Services	233,453
	Food Products – 5.0%

2,100	Archer-Daniels-Midland Company	54,222

1,780	H.J. Heinz Company	76,932

2,447	Hershey Foods Corporation	117,285

2,910	Mead Johnson Nutrition Company, Class A Shares	145,849
	Total Food Products	394,288
	Health Care Equipment & Supplies – 3.1%

2,351	Becton, Dickinson and Company	158,975

1,520	Hospira Inc., (2)	87,324
	Total Health Care Equipment & Supplies	246,299
	Health Care Providers & Services – 6.8%

5,350	AmerisourceBergen Corporation	169,863

4,494	Express Scripts, Inc., (2)	211,307

2,380	McKesson HBOC Inc.	159,841
	Total Health Care Providers & Services	541,011

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

June 30, 2010

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 4.3%

760	Chipotle Mexican Grill, (2)	$103,976

5,410	Las Vegas Sands, (2)	119,777

4,660	Starbucks Corporation	113,238
	Total Hotels, Restaurants & Leisure	336,991
	Household Products – 0.5%

547	Colgate-Palmolive Company	43,082
	Insurance – 0.7%

1,280	AFLAC Incorporated	54,618
	Internet & Catalog Retail – 3.3%

1,574	Amazon.com, Inc., (2)	171,975

820	NetFlix.com Inc., (2)	89,093
	Total Internet & Catalog Retail	261,068
	Internet Software & Services – 3.3%

1,635	Equinix Inc., (2)	132,795

298	Google Inc., Class A, (2)	132,595
	Total Internet Software & Services	265,390
	IT Services – 6.7%

1,620	Global Payments Inc.	59,195

1,578	International Business Machines Corporation (IBM)	194,850

701	MasterCard, Inc.	139,871

1,969	Visa Inc.	139,307
	Total IT Services	533,223
	Life Sciences Tools & Services – 3.2%

2,540	Life Technologies Corporation, (2)	120,015

2,020	Waters Corporation, (2)	130,694
	Total Life Sciences Tools & Services	250,709
	Machinery – 1.9%

1,400	Cummins Inc.	91,182

1,320	Donaldson Company, Inc.	56,298
	Total Machinery	147,480
	Media – 3.3%

5,313	DIRECTV Group, Inc., (2)	180,217

2,090	Scripps Networks Interactive, Class A Shares	84,311
	Total Media	264,528
	Metals & Mining – 2.7%

1,586	Freeport-McMoRan Copper & Gold, Inc.	93,780

1,945	Walter Industries Inc.	118,353
	Total Metals & Mining	212,133
	Office REIT – 1.3%

1,760	Digital Realty Trust Inc.	101,517
	Oil, Gas & Consumable Fuels – 2.1%

2,045	Continental Resources Inc., (2)	91,248

4,450	Petrohawk Energy Corporation, (2)	75,517
	Total Oil, Gas & Consumable Fuels	166,765

2	Nuveen Investments

Shares	Description (1)			Value
	Paper & Forest Products – 1.6%

5,660	International Paper Company			$128,086
	Personal Products – 0.9%

1,260	Estee Lauder Companies Inc., Class A			70,220
	Pharmaceuticals – 1.3%

1,730	Perrigo Company			102,191
	Retail REIT – 1.0%

974	Simon Property Group, Inc.			78,651
	Road & Rail – 1.2%

2,610	Kansas City Southern Industries, (2)			94,874
	Semiconductors & Equipment – 8.5%

6,350	Broadcom Corporation, Class A			209,359

10,855	Intel Corporation			211,129

4,422	Marvell Technology Group Ltd., (2)			69,691

7,070	Novellus Systems, Inc., (2)			179,295
	Total Semiconductors & Equipment			669,474
	Software – 4.5%

968	Ansys Inc., (2)			39,272

6,630	Microsoft Corporation			152,556

2,400	Rovi Corporation, (2)			90,984

877	Salesforce.com, Inc., (2)			75,264
	Total Software			358,076
	Specialty Retail – 1.0%

3,210	Williams-Sonoma Inc.			79,672
	Tobacco – 4.4%

2,490	Lorillard Inc.			179,230

3,733	Philip Morris International			171,121
	Total Tobacco			350,351
	Total Common Stocks (cost $6,784,259)			7,629,791

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.1%

$321	Repurchase Agreement with State Street Bank, dated 6/30/10, repurchase price $320,627, collateralized by $325,000 U.S. Treasury Notes,1.000%, due 4/30/12, value $327,990	0.000%	7/01/10	$320,627
	Total Short-Term Investments (cost $320,627)			320,627
	Total Investments (cost $7,104,886) – 100.4%			7,950,418
	Other Assets Less Liabilities – (0.4)%			(28,165)
	Net Assets – 100%			$7,922,253

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

June 30, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,629,791	$—	$—	$7,629,791
Short-Term Investments	320,627	—	—	320,627
Total	$7,950,418	$—	$—	$7,950,418

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $7,250,960.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$1,144,319
Depreciation	(444,861)
Net unrealized appreciation (depreciation) of investments	$699,458

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

June 30, 2010

Shares	Description (1)	Value
	Aerospace & Defense – 1.0%

221	Raytheon Company	$10,694
	Beverages – 1.7%

460	Dr. Pepper Snapple Group	17,199
	Biotechnology – 1.4%

272	Amgen Inc., (2)	14,307
	Capital Markets – 2.7%

728	Invesco LTD	12,252

532	Legg Mason, Inc.	14,912
	Total Capital Markets	27,164
	Chemicals – 1.0%

187	Eastman Chemical Company	9,978
	Commercial Banks – 8.1%

1,278	Associated Banc-Corp.	15,668

506	BB&T Corporation	13,313

1,367	Fifth Third Bancorp.	16,800

1,353	U.S. Bancorp	30,240

284	Wells Fargo & Company	7,270
	Total Commercial Banks	83,291
	Commercial Services & Supplies – 1.2%

401	Republic Services, Inc.	11,922
	Computers & Peripherals – 3.3%

214	Hewlett-Packard Company	9,262

1,169	Seagate Technology, (2)	15,244

308	Western Digital Corporation, (2)	9,289
	Total Computers & Peripherals	33,795
	Construction & Engineering – 1.0%

285	Shaw Group Inc., (2)	9,753
	Consumer Finance – 2.2%

549	Capital One Financial Corporation	22,125
	Diversified Financial Services – 4.9%

2,795	Bank of America Corporation	40,164

37	CME Group, Inc.	10,417
	Total Diversified Financial Services	50,581
	Diversified Telecommunication Services – 0.6%

190	CenturyTel, Inc.	6,329
	Electric Utilities – 1.2%

320	Exelon Corporation	12,150
	Electrical Equipment – 1.8%

382	Rockwell Automation, Inc.	18,752
	Energy Equipment & Services – 1.1%

438	Halliburton Company	10,753
	Food & Staples Retailing – 1.1%

585	Kroger Co.	11,519
	Food Products – 4.3%

227	Hershey Foods Corporation	10,880

348	Mead Johnson Nutrition Company, Class A Shares	17,442

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

June 30, 2010

Shares	Description (1)	Value
	Food Products (continued)

985	Tyson Foods, Inc., Class A	$16,144
	Total Food Products	44,466
	Health Care Equipment & Supplies – 1.7%

254	Covidien PLC	10,206

499	Hologic Inc., (2)	6,951
	Total Health Care Equipment & Supplies	17,157
	Health Care Providers & Services – 2.0%

275	Lincare Holdings	8,940

166	McKesson HBOC Inc.	11,149
	Total Health Care Providers & Services	20,089
	Household Durables – 1.2%

830	Newell Rubbermaid Inc.	12,151
	Independent Power Producers & Energy Traders – 2.1%

661	Constellation Energy Group	21,317
	Insurance – 6.6%

446	Allstate Corporation	12,814

838	Lincoln National Corporation	20,355

1,426	Old Republic International Corporation	17,297

309	Prudential Financial, Inc.	16,581
	Total Insurance	67,047
	IT Services – 3.0%

53	International Business Machines Corporation (IBM)	6,544

348	Visa Inc.	24,621
	Total IT Services	31,165
	Machinery – 4.9%

260	Caterpillar Inc.	15,618

501	Oshkosh Truck Corporation, (2)	15,611

336	Parker Hannifin Corporation	18,635
	Total Machinery	49,864
	Media – 4.8%

454	Cablevision Systems Corporation	10,901

1,155	Comcast Corporation, Class A	20,062

292	DIRECTV Group, Inc., (2)	9,905

221	Lamar Advertising Company, (2)	5,419

113	Madison Square Garden Inc., (2)	2,223
	Total Media	48,510
	Metals & Mining – 4.0%

178	Cliffs Natural Resources Inc.	8,394

266	Freeport-McMoRan Copper & Gold, Inc.	15,729

646	Steel Dynamics Inc.	8,521

223	United States Steel Corporation	8,597
	Total Metals & Mining	41,241
	Multiline Retail – 1.0%

567	Macy’s, Inc.	10,149

6	Nuveen Investments

Shares	Description (1)	Value
	Office REIT – 1.1%

164	Boston Properties, Inc.	$11,700
	Oil, Gas & Consumable Fuels – 8.9%

478	Chesapeake Energy Corporation	10,014

247	Continental Resources Inc., (2)	11,021

233	Devon Energy Corporation	14,194

227	Hess Corporation	11,427

454	Newfield Exploration Company, (2)	22,182

284	Occidental Petroleum Corporation	21,911
	Total Oil, Gas & Consumable Fuels	90,749
	Pharmaceuticals – 6.0%

858	Bristol-Myers Squibb Company	21,399

317	Johnson & Johnson	18,722

514	Watson Pharmaceuticals Inc., (2)	20,853
	Total Pharmaceuticals	60,974
	Retail REIT – 1.7%

621	Kimco Realty Corporation	8,346

250	Taubman Centers Inc.	9,408
	Total Retail REIT	17,754
	Road & Rail – 2.0%

394	Norfolk Southern Corporation	20,902
	Semiconductors & Equipment – 4.6%

1,218	Intel Corporation	23,690

520	KLA-Tencor Corporation	14,498

569	Marvell Technology Group Ltd., (2)	8,967
	Total Semiconductors & Equipment	47,155
	Specialty Retail – 2.1%

350	Home Depot, Inc.	9,825

474	Williams-Sonoma Inc.	11,765
	Total Specialty Retail	21,590
	Tobacco – 2.9%

271	Lorillard Inc.	19,507

223	Philip Morris International	10,222
	Total Tobacco	29,729
	Total Investments (cost $991,804) – 99.2%	1,014,021
	Other Assets Less Liabilities – 0.8%	8,471
	Net Assets – 100%	$1,022,492

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

June 30, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,014,021	$—	$—	$1,014,021

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $1,010,330.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$75,348
Depreciation	(71,657)
Net unrealized appreciation (depreciation) of investments	$3,691

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

June 30, 2010

Shares	Description (1)	Value
	Beverages – 1.6%

413	Dr. Pepper Snapple Group	$15,442
	Biotechnology – 1.3%

644	BioMarin Pharmaceutical Inc., (2)	12,210
	Capital Markets – 4.3%

112	Affiliated Managers Group Inc., (2)	6,806

339	Ameriprise Financial, Inc.	12,248

612	Invesco LTD	10,300

424	Legg Mason, Inc.	11,885
	Total Capital Markets	41,239
	Chemicals – 3.1%

455	Celanese Corporation, Series A	11,334

232	Lubrizol Corporation	18,632
	Total Chemicals	29,966
	Commercial Banks – 3.5%

1,287	Associated Banc-Corp.	15,779

206	Commerce Bancshares Inc.	7,414

447	SunTrust Banks, Inc.	10,415
	Total Commercial Banks	33,608
	Computers & Peripherals – 5.1%

78	Apple, Inc., (2)	19,619

422	Network Appliance Inc., (2)	15,745

453	Western Digital Corporation, (2)	13,662
	Total Computers & Peripherals	49,026
	Construction & Engineering – 1.6%

459	Shaw Group Inc., (2)	15,707
	Diversified Financial Services – 0.8%

447	Nasdaq Stock Market, Inc., (2)	7,948
	Electric Utilities – 0.5%

132	Exelon Corporation	5,012
	Energy Equipment & Services – 2.8%

227	FMC Technologies Inc., (2)	11,954

374	Oil States International Inc., (2)	14,803
	Total Energy Equipment & Services	26,757
	Food Products – 2.6%

310	Mead Johnson Nutrition Company, Class A Shares	15,537

566	Tyson Foods, Inc., Class A	9,277
	Total Food Products	24,814
	Gas Utilities – 0.9%

186	National Fuel Gas Company	8,534
	Health Care Equipment & Supplies – 0.5%

377	Hologic Inc., (2)	5,252
	Health Care Providers & Services – 4.3%

419	Community Health Systems, Inc., (2)	14,166

348	Express Scripts, Inc., (2)	16,363

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

June 30, 2010

Shares	Description (1)	Value
	Health Care Providers & Services (continued)

343	Lincare Holdings	$11,151
	Total Health Care Providers & Services	41,680
	Hotels, Restaurants & Leisure – 1.5%

646	Las Vegas Sands, (2)	14,302
	Household Durables – 2.5%

701	Lennar Corporation, Class A	9,751

966	Newell Rubbermaid Inc.	14,142
	Total Household Durables	23,893
	Independent Power Producers & Energy Traders – 1.7%

494	Constellation Energy Group	15,932
	Insurance – 3.6%

757	Lincoln National Corporation	18,388

589	WR Berkley Corporation	15,585
	Total Insurance	33,973
	Internet & Catalog Retail – 1.1%

94	NetFlix.com Inc., (2)	10,213
	Internet Software & Services – 0.7%

85	Equinix Inc., (2)	6,904
	IT Services – 2.6%

411	Global Payments Inc.	15,018

51	MasterCard, Inc.	10,176
	Total IT Services	25,194
	Machinery – 7.0%

263	Cummins Inc.	17,129

154	Donaldson Company, Inc.	6,568

453	Oshkosh Truck Corporation, (2)	14,115

360	Parker Hannifin Corporation	19,966

372	Timken Company	9,668
	Total Machinery	67,446
	Media – 3.9%

446	Cablevision Systems Corporation	10,708

381	Lamar Advertising Company, (2)	9,342

111	Madison Square Garden Inc., (2)	2,183

382	Scripps Networks Interactive, Class A Shares	15,410
	Total Media	37,643
	Metals & Mining – 2.3%

527	Steel Dynamics Inc.	6,951

224	United States Steel Corporation	8,635

113	Walter Industries Inc.	6,876
	Total Metals & Mining	22,462
	Multiline Retail – 2.3%

305	Big Lots, Inc., (2)	9,787

684	Macy’s, Inc.	12,244
	Total Multiline Retail	22,031

10	Nuveen Investments

Shares	Description (1)	Value
	Multi-Utilities – 2.3%

144	OGE Energy Corp.	$5,265

415	PG&E Corporation	17,057
	Total Multi-Utilities	22,322
	Office REIT – 3.0%

281	Digital Realty Trust Inc.	16,208

1,104	Duke Realty Corporation	12,530
	Total Office REIT	28,738
	Oil, Gas & Consumable Fuels – 3.8%

370	Continental Resources Inc., (2)	16,509

119	Hess Corporation	5,990

342	SM Energy Company	13,735
	Total Oil, Gas & Consumable Fuels	36,234
	Paper & Forest Products – 1.7%

715	International Paper Company	16,180
	Personal Products – 1.7%

295	Estee Lauder Companies Inc., Class A	16,440
	Pharmaceuticals – 2.3%

380	Perrigo Company	22,448
	Residential REIT – 1.5%

143	Essex Property Trust Inc.	13,948
	Retail REIT – 1.7%

496	Kimco Realty Corporation	6,666

253	Taubman Centers Inc.	9,520
	Total Retail REIT	16,186
	Road & Rail – 1.7%

438	Kansas City Southern Industries, (2)	15,921
	Semiconductors & Equipment – 6.2%

405	Broadcom Corporation, Class A	13,353

479	KLA-Tencor Corporation	13,355

726	Marvell Technology Group Ltd., (2)	11,442

1,225	Micron Technology, Inc., (2)	10,400

447	Xilinx, Inc.	11,291
	Total Semiconductors & Equipment	59,841
	Software – 2.3%

325	Rovi Corporation, (2)	12,321

111	Salesforce.com, Inc., (2)	9,526
	Total Software	21,847
	Specialty Retail – 3.5%

220	Guess Inc.	6,873

419	PetSmart Inc.	12,641

547	Williams-Sonoma Inc.	13,577
	Total Specialty Retail	33,091

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

June 30, 2010

Shares	Description (1)	Value
	Tobacco – 1.5%

205	Lorillard Inc.	$14,756
	Total Investments (cost $803,849) – 95.3%	915,140
	Other Assets Less Liabilities – 4.7%	45,499
	Net Assets – 100%	$960,639

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$915,140	$—	$—	$915,140

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $811,652.

12	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$170,063
Depreciation	(66,575)
Net unrealized appreciation (depreciation) of investments	$103,488

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

June 30, 2010

Shares	Description (1)	Value
	Aerospace & Defense – 1.5%

109	Esterline Technologies Corporation, (2)	$5,172

245	GeoEye, Inc., (2)	7,629
	Total Aerospace & Defense	12,801
	Beverages – 0.9%

200	Dr. Pepper Snapple Group	7,478
	Biotechnology – 1.7%

243	Alnylam Pharmaceuticals, Inc., (2)	3,650

315	BioMarin Pharmaceutical Inc., (2)	5,972

482	ISIS Pharmaceuticals, Inc., (2)	4,613
	Total Biotechnology	14,235
	Capital Markets – 3.0%

55	Affiliated Managers Group Inc., (2)	3,342

161	Ameriprise Financial, Inc.	5,817

211	Calamos Asset Management, Inc. Class A	1,958

301	Invesco LTD	5,066

206	Legg Mason, Inc.	5,774

104	Piper Jaffray Companies, (2)	3,351
	Total Capital Markets	25,308
	Chemicals – 3.7%

216	Celanese Corporation, Series A	5,381

106	Lubrizol Corporation	8,513

148	Minerals Technologies Inc.	7,036

600	Solutia Inc., (2)	7,860

168	Westlake Chemical Corporation	3,120
	Total Chemicals	31,910
	Commercial Banks – 5.8%

600	Associated Banc-Corp.	7,356

206	Columbia Banking Systems Inc.	3,762

100	Commerce Bancshares Inc.	3,599

332	Community Bank System Inc.	7,314

241	First Financial Bancorp.	3,603

194	Hancock Holding Company	6,472

209	SunTrust Banks, Inc.	4,870

155	SVB Financial Group, (2)	6,391

523	Umpqua Holdings Corporation	6,004
	Total Commercial Banks	49,371
	Commercial Services & Supplies – 0.4%

50	Clean Harbors, Inc., (2)	3,321
	Communication Equipment – 2.4%

96	Comtech Telecom Corporation, (2)	2,873

362	Interdigital Inc., (2)	8,938

309	Plantronics Inc.	8,837
	Total Communication Equipment	20,648
	Computers & Peripherals – 2.7%

38	Apple, Inc., (2)	9,557

14	Nuveen Investments

Shares	Description (1)	Value
	Computers & Peripherals (continued)

196	Network Appliance Inc., (2)	$7,313

214	Western Digital Corporation, (2)	6,454
	Total Computers & Peripherals	23,324
	Construction & Engineering – 0.8%

209	Shaw Group Inc., (2)	7,152
	Containers & Packaging – 1.0%

170	Rock-Tenn Company	8,444
	Diversified Consumer Services – 0.7%

389	Bridgepoint Education Inc., (2)	6,150
	Diversified Financial Services – 1.3%

208	Nasdaq Stock Market, Inc., (2)	3,698

383	PHH Corporation, (2)	7,292
	Total Diversified Financial Services	10,990
	Diversified REIT – 0.8%

120	PS Business Parks Inc.	6,694
	Electric Utilities – 0.3%

60	Exelon Corporation	2,278
	Electrical Equipment – 1.5%

630	GrafTech International Ltd., (2)	9,210

245	Harbin Electric, Inc., (2)	4,079
	Total Electrical Equipment	13,289
	Energy Equipment & Services – 1.4%

102	FMC Technologies Inc., (2)	5,371

176	Oil States International Inc., (2)	6,966
	Total Energy Equipment & Services	12,337
	Food Products – 2.2%

145	Mead Johnson Nutrition Company, Class A Shares	7,267

135	Sanderson Farms Inc.	6,850

269	Tyson Foods, Inc., Class A	4,409
	Total Food Products	18,526
	Gas Utilities – 0.5%

85	National Fuel Gas Company	3,900
	Health Care Equipment & Supplies – 2.4%

563	Align Technology, Inc., (2)	8,372

180	Hologic Inc., (2)	2,507

247	Masimo Corporation	5,881

115	Steris Corporation	3,574
	Total Health Care Equipment & Supplies	20,334
	Health Care Providers & Services – 4.3%

389	Centene Corporation, (2)	8,364

206	Community Health Systems, Inc., (2)	6,965

170	Express Scripts, Inc., (2)	7,993

456	HealthSouth Corporation, (2)	8,532

162	Lincare Holdings	5,267
	Total Health Care Providers & Services	37,121

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

June 30, 2010

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 1.4%

293	Las Vegas Sands, (2)	$6,487

680	Shuffle Master Inc., (2)	5,447
	Total Hotels, Restaurants & Leisure	11,934
	Household Durables – 2.6%

344	Lennar Corporation, Class A	4,785

230	Meritage Corporation, (2)	3,744

458	Newell Rubbermaid Inc.	6,705

227	Tempur Pedic International Inc., (2)	6,980
	Total Household Durables	22,214
	Independent Power Producers & Energy Traders – 0.9%

228	Constellation Energy Group	7,353
	Insurance – 2.8%

326	Delphi Financial Group, Inc.	7,958

350	Lincoln National Corporation	8,502

272	WR Berkley Corporation	7,197
	Total Insurance	23,657
	Internet & Catalog Retail – 1.2%

96	NetFlix.com Inc., (2)	10,429
	Internet Software & Services – 1.4%

38	Equinix Inc., (2)	3,086

491	Rackspace Hosting Inc., (2)	9,005
	Total Internet Software & Services	12,091
	IT Services – 4.4%

217	CSG Systems International Inc., (2)	3,978

195	Global Payments Inc.	7,125

24	MasterCard, Inc.	4,789

96	Maximus Inc.	5,556

477	VeriFone Holdings Inc., (2)	9,030

233	Wright Express Corporation, (2)	6,920
	Total IT Services	37,398
	Life Sciences Tools & Services – 0.5%

45	Bio-Rad Laboratories Inc., (2)	3,892
	Machinery – 4.7%

123	Cummins Inc.	8,011

73	Donaldson Company, Inc.	3,113

115	Nordson Corporation	6,449

216	Oshkosh Truck Corporation, (2)	6,731

200	Parker Hannifin Corporation	11,090

176	Timken Company	4,574
	Total Machinery	39,968
	Marine – 0.7%

418	Genco Shipping and Trading Limited, (2)	6,266
	Media – 2.1%

216	Cablevision Systems Corporation	5,186

174	Lamar Advertising Company, (2)	4,266

16	Nuveen Investments

Shares	Description (1)	Value
	Media (continued)

54	Madison Square Garden Inc., (2)	$1,062

188	Scripps Networks Interactive, Class A Shares	7,584
	Total Media	18,098
	Metals & Mining – 1.3%

247	Steel Dynamics Inc.	3,258

106	United States Steel Corporation	4,086

55	Walter Industries Inc.	3,347
	Total Metals & Mining	10,691
	Multiline Retail – 1.7%

285	Big Lots, Inc., (2)	9,146

313	Macy’s, Inc.	5,603
	Total Multiline Retail	14,749
	Multi-Utilities – 1.2%

67	OGE Energy Corp.	2,450

197	PG&E Corporation	8,097
	Total Multi-Utilities	10,547
	Office REIT – 1.7%

153	Digital Realty Trust Inc.	8,825

505	Duke Realty Corporation	5,732
	Total Office REIT	14,557
	Oil, Gas & Consumable Fuels – 4.6%

174	Continental Resources Inc., (2)	7,764

56	Hess Corporation	2,819

420	Rosetta Resources, Inc., (2)	8,320

161	SM Energy Company	6,466

237	Stone Energy Corporation, (2)	2,645

41	Whiting Petroleum Corporation, (2)	3,215

323	World Fuel Services Corporation	8,379
	Total Oil, Gas & Consumable Fuels	39,608
	Paper & Forest Products – 0.9%

337	International Paper Company	7,626
	Personal Products – 0.9%

140	Estee Lauder Companies Inc., Class A	7,802
	Pharmaceuticals – 1.3%

182	Perrigo Company	10,750
	Professional Services – 0.5%

325	Acacia Research, (2)	4,625
	Residential REIT – 1.5%

134	Equity Lifestyles Properties Inc.	6,463

69	Essex Property Trust Inc.	6,730
	Total Residential REIT	13,193
	Retail REIT – 1.5%

713	Inland Real Estate Corporation	5,647

233	Kimco Realty Corporation	3,132

117	Taubman Centers Inc.	4,403
	Total Retail REIT	13,182

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

June 30, 2010

Shares	Description (1)	Value
	Road & Rail – 0.9%

204	Kansas City Southern Industries, (2)	$7,415
	Semiconductors & Equipment – 3.7%

188	Broadcom Corporation, Class A	6,198

229	KLA-Tencor Corporation	6,385

330	Marvell Technology Group Ltd., (2)	5,201

586	Micron Technology, Inc., (2)	4,975

524	ON Semiconductor Corporation, (2)	3,343

208	Xilinx, Inc.	5,254
	Total Semiconductors & Equipment	31,356
	Software – 4.2%

81	Advent Software Inc., (2)	3,804

110	Ansys Inc., (2)	4,463

393	CommVault Systems, Inc., (2)	8,843

224	JDA Software Group, (2)	4,924

139	Manhattan Associates Inc., (2)	3,829

154	Rovi Corporation, (2)	5,838

52	Salesforce.com, Inc., (2)	4,463
	Total Software	36,164
	Specialized REIT – 0.7%

273	LaSalle Hotel Properties	5,616
	Specialty Retail – 3.9%

170	DSW Inc., (2)	3,818

203	Guess Inc.	6,342

139	J. Crew Group Inc., (2)	5,117

494	OfficeMax Inc., (2)	6,452

184	PetSmart Inc.	5,551

252	Williams-Sonoma Inc.	6,255
	Total Specialty Retail	33,535
	Textiles, Apparel & Luxury Goods – 2.2%

48	Deckers Outdoor Corporation, (2)	6,858

153	Fossil Inc., (2)	5,309

439	Jones Apparel Group, Inc.	6,958
	Total Textiles, Apparel & Luxury Goods	19,125
	Tobacco – 0.8%

95	Lorillard Inc.	6,838
	Total Investments (cost $786,361) – 95.5%	816,290
	Other Assets Less Liabilities – 4.5%	38,539
	Net Assets – 100%	$854,829

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

18	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$816,290	$—	$—	$816,290

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $786,564.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$102,823
Depreciation	(73,097)
Net unrealized appreciation (depreciation) of investments	$29,726

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund

June 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 94.1%

	Automobiles – 2.7%

514	Honda Motor Company Limited, ADR	$14,778

104	Toyota Motor Corporation, Sponsored ADR	7,131
	Total Automobiles	21,909
	Beverages – 3.9%

1,903	Coca Cola Amatil Limited, (3)	19,055

202	Coca Cola Femsa SAB de CV	12,643
	Total Beverages	31,698
	Capital Markets – 1.5%

2,227	Nomura Holdings Inc.	12,137
	Chemicals – 3.1%

233	Nitto Denko Corporation, (3)	7,643

604	Umicore, (3)	17,426
	Total Chemicals	25,069
	Commercial Banks – 14.9%

642	Banco Itau Holdings Financeira, S.A., Sponsred ADR	11,562

1,228	Banco Santander Central S.A., ADR	12,894

351	Bank of Nova Scotia	16,153

1,746	DnB NOR ASA, (3)	16,793

402	ICICI Bank Limited, ADR	14,528

232	Royal Bank of Canada	11,087

926	Standard Chartered PLC, (3)	22,549

248	Toronto-Dominion Bank	16,098
	Total Commercial Banks	121,664
	Commercial Services & Supplies – 0.6%

237	Aggreko PLC, (3)	4,975
	Construction & Engineering – 1.1%

231	Royal Boskalis Westminster NV, (3)	8,975
	Diversified Telecommunication Services – 2.0%

1,636	Portugal telecom SGPS S.A.	16,229
	Electrical Equipment – 4.4%

1,027	ABB Limited, ADR	17,747

890	Nidec Corporation, ADR	18,601
	Total Electrical Equipment	36,348
	Electronic Equipment & Instruments – 3.1%

495	Hoya Corporation, (3)	10,532

1,300	Nippon Electric Glass Company Limited, (3)	14,891
	Total Electronic Equipment & Instruments	25,423
	Energy Equipment & Services – 2.8%

654	ACERGY S.A., ADR	9,673

1,080	AMEC PLC, (3)	13,231
	Total Energy Equipment & Services	22,904
	Food & Staples Retailing – 2.9%

1,650	Jeronimo Martins SGPS, (3)	15,118

724	Koninklijke Ahold NV, Sponsored ADR, (3)	8,941
	Total Food & Staples Retailing	24,059

20	Nuveen Investments

Shares	Description (1)	Value
	Food Products – 4.7%

257	Nestle S.A., Sponsored ADR, (3)	$12,398

565	Unilever PLC, ADR	15,102

413	Unilever PLC, ADR, (3)	11,040
	Total Food Products	38,540
	Health Care Providers & Services – 2.1%

321	Fresenius SE, ADR	17,234
	Hotels, Restaurants & Leisure – 1.6%

400	Carnival Corporation, ADR	12,964
	Industrial Conglomerates – 0.9%

548	Tomkins PLC, Sponsored ADR	7,305
	Insurance – 3.8%

2,058	China Life Insurance Company Limited, (3)	8,987

361	Hannover Rueckversicherung AG, (3)	15,471

423	Prudential Corporation PLC	6,320
	Total Insurance	30,778
	Internet Software & Services – 0.5%

230	Tencent Holdings Limited, (3)	3,810
	IT Services – 2.1%

596	CGI Group Inc., (2)	8,898

359	Patni Computer Systems Limited	8,196
	Total IT Services	17,094
	Machinery – 3.6%

520	Kone OYJ, (3)	20,705

49	Vallourec SA, (3)	8,448
	Total Machinery	29,153
	Media – 1.8%

315	WPP Group PLC, Sponsored ADR	14,745
	Metals & Mining – 4.1%

189	BHP Billiton PLC, ADR	11,716

111	POSCO, ADR	10,470

788	Sterlite Industries India Ltd., ADR	11,221
	Total Metals & Mining	33,407
	Multiline Retail – 1.9%

528	Next PLC, (3)	15,742
	Office Electronics – 0.9%

202	Canon Inc., ADR	7,537
	Oil, Gas & Consumable Fuels – 6.1%

106	BG PLC, Sponsored ADR, (3)	7,918

172	BP PLC, Sponsored ADR	4,967

274	EnCana Corporation	8,313

933	StatoilHydro ASA, Sponsored ADR	17,867

73	Total S.A., Sponsored ADR	3,259

402	Yanzhou Coal Mining Company	7,698
	Total Oil, Gas & Consumable Fuels	50,022
	Pharmaceuticals – 5.3%

318	AstraZeneca PLC, Sponsored ADR	14,987

180	Novartis AG, Sponsored ADR	8,698

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

June 30, 2010

Shares	Description (1)	Value
	Pharmaceuticals (continued)

105	Novo Nordisk A/S, (3)	$8,483

358	Sanofi-Aventis, Sponsored ADR	10,761
	Total Pharmaceuticals	42,929
	Real Estate Management & Development – 1.0%

600	Brookfield Properties Corporation	8,426
	Semiconductors & Equipment – 3.4%

718	ASM Lithography Holding NV	19,724

839	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	8,189
	Total Semiconductors & Equipment	27,913
	Textiles, Apparel & Luxury Goods – 2.8%

82	LVMH Moet Hennessy, (3)	8,925

4,475	Yue Yuen Industrial Holdings Limited, (3)	13,861
	Total Textiles, Apparel & Luxury Goods	22,786
	Tobacco – 1.0%

129	British American Tobacco PLC	8,166
	Trading Companies & Distributors – 1.3%

923	Mitsui & Company Limited, (3)	10,768
	Wireless Telecommunication Services – 2.2%

225	Millicom International Cellular S.A.	18,242
	Total Common Stocks (cost $730,729)	768,951

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 5.1%

893	I-Shares MSCI EAFE Index Fund	$41,533
	Total Investment Companies (cost $43,895)	41,533
	Total Investments (cost $774,624) – 99.2%	810,484
	Other Assets Less Liabilities – 0.8%	6,419
	Net Assets – 100%	$816,903

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$462,266	$306,685	$—	$768,951
Investment Companies	41,533	—	—	41,533
Total	$503,799	$306,685	$—	$810,484

22	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $791,351.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$80,067
Depreciation	(60,934)
Net unrealized appreciation (depreciation) of investments	$19,133

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

June 30, 2010

Shares	Description (1)	Value
	COMMON STOCKS – 99.3%

	Aerospace & Defense – 0.7%

345	Raytheon Company	$16,695
	Auto Components – 1.5%

1,401	Johnson Controls, Inc.	37,645
	Beverages – 3.1%

1,568	Coca-Cola Company	78,588
	Biotechnology – 2.3%

247	Celgene Corporation, (2)	12,553

1,370	Gilead Sciences, Inc., (2)	46,964
	Total Biotechnology	59,517
	Chemicals – 2.1%

1,379	Mosaic Company	53,753
	Commercial Banks – 6.0%

3,157	Associated Banc-Corp.	38,705

666	Commerce Bancshares Inc.	23,969

5,305	Fifth Third Bancorp.	65,198

922	Wells Fargo & Company	23,603
	Total Commercial Banks	151,475
	Commercial Services & Supplies – 1.5%

376	Stericycle Inc., (2)	24,658

400	Waste Management, Inc.	12,516
	Total Commercial Services & Supplies	37,174
	Computers & Peripherals – 5.8%

487	Apple, Inc., (2)	122,492

791	Western Digital Corporation, (2)	23,857
	Total Computers & Peripherals	146,349
	Construction & Engineering – 2.1%

1,562	Shaw Group Inc., (2)	53,452
	Consumer Finance – 2.7%

1,737	American Express Company	68,959
	Diversified Financial Services – 0.9%

1,604	Bank of America Corporation	23,049
	Diversified Telecommunication Services – 0.4%

370	Verizon Communications Inc.	10,367
	Electric Utilities – 4.2%

1,220	Progress Energy, Inc.	47,848

1,788	Southern Company	59,505
	Total Electric Utilities	107,353
	Food Products – 6.3%

1,108	Campbell Soup Company	39,700

1,251	General Mills, Inc.	44,436

656	H.J. Heinz Company	28,352

917	Kellogg Company	46,125
	Total Food Products	158,613

24	Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 3.8%

485	Becton, Dickinson and Company	$32,796

1,127	Edwards Lifesciences Corporation, (2)	63,135
	Total Health Care Equipment & Supplies	95,931
	Health Care Providers & Services – 6.9%

1,333	AmerisourceBergen Corporation	42,323

751	Express Scripts, Inc., (2)	35,312

312	McKesson HBOC Inc.	20,954

971	Medco Health Solutions, Inc., (2)	53,483

472	Quest Diagnostics Incorporated	23,491
	Total Health Care Providers & Services	175,563
	Household Products – 5.0%

854	Colgate-Palmolive Company	67,261

978	Kimberly-Clark Corporation	59,296
	Total Household Products	126,557
	Insurance – 0.9%

946	Lincoln National Corporation	22,978
	Internet & Catalog Retail – 2.7%

334	Amazon.com, Inc., (2)	36,493

291	NetFlix.com Inc., (2)	31,617
	Total Internet & Catalog Retail	68,110
	Internet Software & Services – 2.5%

141	Google Inc., Class A, (2)	62,738
	IT Services – 4.3%

688	International Business Machines Corporation (IBM)	84,954

122	MasterCard, Inc.	24,343
	Total IT Services	109,297
	Machinery – 1.2%

463	Cummins Inc.	30,155
	Media – 1.6%

1,189	DIRECTV Group, Inc., (2)	40,331
	Metals & Mining – 6.0%

491	Cliffs Natural Resources Inc.	23,156

669	Freeport-McMoRan Copper & Gold, Inc.	39,558

1,264	United States Steel Corporation	48,727

685	Walter Industries Inc.	41,682
	Total Metals & Mining	153,123
	Multi-Utilities – 3.6%

765	Consolidated Edison, Inc.	32,972

1,467	Dominion Resources, Inc.	56,832
	Total Multi-Utilities	89,804
	Oil, Gas & Consumable Fuels – 2.2%

772	Continental Resources Inc., (2)	34,447

420	Hess Corporation	21,143
	Total Oil, Gas & Consumable Fuels	55,590

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

June 30, 2010

Shares	Description (1)			Value
	Pharmaceuticals – 6.4%

1,185	Bristol-Myers Squibb Company			$29,554

1,541	Johnson & Johnson			91,011

1,045	Watson Pharmaceuticals Inc., (2)			42,396
	Total Pharmaceuticals			162,961
	Real Estate Investment Trust – 1.3%

377	Boston Properties, Inc.			26,895

429	Walter Investment Management Corporation			7,014
	Total Real Estate Investment Trust			33,909
	Semiconductors & Equipment – 3.8%

862	Broadcom Corporation, Class A			28,420

1,128	KLA-Tencor Corporation			31,449

2,331	Marvell Technology Group Ltd., (2)			36,737
	Total Semiconductors & Equipment			96,606
	Specialty Retail – 3.0%

674	Best Buy Co., Inc.			22,822

729	Home Depot, Inc.			20,463

1,278	Williams-Sonoma Inc.			31,720
	Total Specialty Retail			75,005
	Thrifts & Mortgage Finance – 0.4%

687	People’s United Financial, Inc.			9,275
	Tobacco – 4.1%

532	Lorillard Inc.			38,293

1,439	Philip Morris International			65,964
	Total Tobacco			104,257
	Total Common Stocks (cost $2,291,956)			2,515,179

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.7%

$118	Repurchase Agreement with State Street Bank, dated 6/30/10, repurchase price $118,174, collateralized by $120,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $121,104	0.000%	7/01/10	$118,174
	Total Short-Term Investments (cost $118,174)			118,174
	Total Investments (cost $2,410,130) – 104.0%			2,633,353
	Other Assets Less Liabilities – (4.0)%			(100,689)
	Net Assets – 100%			$2,532,664

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

26	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,515,179	$—	$—	$2,515,179
Short-Term Investments	118,174	—	—	118,174
Total	$2,633,353	$—	$—	$2,633,353

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $2,481,138.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$317,409
Depreciation	(165,194)
Net unrealized appreciation (depreciation) of investments	$152,215

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	27

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 27, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 27, 2010